Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section:

http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	N/A	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
Total			$20,476,885,000

OSFI Covered Bond Limit			$32,279,296,280

Weighted average maturity of Outstanding Covered Bonds (months)				46.62
Weighted average remaining term of Loans in Cover Pool (months)				29.27

Series Ratings(2)		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB3		Aaa	AAA	AAA
CB4		Aaa	AAA	AAA
CB5		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB9		Aaa	AAA	AAA
CB10		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB12		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

(2) S&P has withdrawn its ratings on the outstanding Covered Bonds as of December 2, 2013 and, as a result, ceased to be a Rating Agency under the RBC Global Covered Bond Programme. Given the foregoing, S&P’s ratings have not been included in the Programme Information or Supplementary Information contained in this report.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG.

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 1 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers transfer credit support and replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating

a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occuring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		Nil
Guarantor LP Event of Default		Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 2 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$20,476,885,000

A = lesser of (i) LTV Adjusted True Balance, and	$33,369,551,657	A (i)	$36,629,462,332
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$33,369,551,657
B = Principal Receipts	-	Asset Percentage:	91.10%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$519,373,635
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$32,850,178,022

Valuation Calculation

Trading Value of Covered Bonds	$21,723,896,069

A = lesser of (i) Present Value of outstanding loan balance of	$36,591,734,986	A (i)	$36,591,734,986
Performing Eligible Loans(1) and (ii) 80% of Market Value(2) of		A (ii)	$62,768,553,886
properties securing Performing Eligible Loans
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$36,591,734,986

(1) Present value of expected future cash flows of Loans using current market interest rates offered to RBC clients.
(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

Intercompany Loan Balance

Guarantee Loan	$22,738,623,465
Demand Loan	$13,834,675,914
Total	$36,573,299,380

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
November 29, 2013	$0	0.00%

Cover Pool Flow of Funds

	29-Nov-2013		31-Oct-2013
Cash Inflows
Principal Receipts	$531,223,942		$578,937,851
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$94,904,526		$99,238,118
Swap receipts	$85,393,131	(1)	$89,526,547	(2)
Cash Outflows
Swap payment	($94,904,526)	(1)	($99,238,118)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($85,222,345)	(1)	($89,347,494)	(2)
Intercompany Loan principal	($531,223,942)	(1)	($578,937,851)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$170,786		$179,053

(1) Cash settlement to occur on December 17, 2013
(2) Cash settlement occurred on November 18, 2013

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 3 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Cover Pool Summary Statistics

Previous Month Ending Balance	$37,144,571,798
Current Month Ending Balance	$36,613,347,856
Number of Mortgages in Pool	240,728
Average Mortgage Size	$152,094
Number of Properties	199,806
Number of Borrowers	190,920

Weighted Average LTV - Authorized	68.82%
Weighted Average LTV - Drawn	62.85%
Weighted Average LTV - Original Authorized	72.69%
Weighted Average Mortgage Rate	3.11%
Weighted Average Seasoning (Months)	25.31
Weighted Average Original Term (Months)	54.59
Weighted Average Remaining Term (Months)	29.27

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	240,446	99.88	$36,568,131,469	99.88
30 to 59 days past due	161	0.07	$26,968,479	0.07
60 to 89 days past due	61	0.03	$10,292,140	0.03
90 or more days past due	60	0.02	$7,955,768	0.02
Total	240,728	100.00	$36,613,347,856	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	29,060	12.07	$5,053,755,068	13.80
British Columbia	44,438	18.46	$8,839,076,480	24.14
Manitoba	8,871	3.69	$970,006,813	2.65
New Brunswick	4,028	1.67	$332,361,420	0.91
Newfoundland	2,832	1.18	$312,345,184	0.85
Northwest Territories	78	0.03	$12,295,086	0.03
Nova Scotia	7,336	3.05	$707,094,740	1.93
Nunavut	3	0.00	$239,280	0.00
Ontario	96,992	40.29	$15,243,995,838	41.64
Prince Edward Island	833	0.35	$72,563,855	0.20
Quebec	38,655	16.06	$4,098,735,239	11.19
Saskatchewan	7,401	3.07	$934,571,492	2.55
Yukon	201	0.08	$36,307,360	0.10
Total	240,728	100.00	$36,613,347,856	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	181	0.08	$24,260,813	0.07
499 and below	274	0.11	$40,302,886	0.11
500 - 539	252	0.10	$40,016,896	0.11
540 - 559	306	0.13	$51,381,057	0.14
560 - 579	511	0.21	$84,105,862	0.23
580 - 599	933	0.39	$153,965,174	0.42
600 - 619	1,759	0.73	$312,079,536	0.85
620 - 639	3,418	1.42	$570,951,484	1.56
640 - 659	5,941	2.47	$984,944,069	2.69
660 - 679	8,617	3.58	$1,419,083,943	3.88
680 - 699	12,043	5.00	$1,988,110,358	5.43
700 - 719	14,243	5.92	$2,296,275,271	6.27
720 - 739	15,796	6.56	$2,598,756,384	7.10
740 - 759	17,123	7.11	$2,749,572,618	7.51
760 - 779	18,287	7.60	$2,949,119,867	8.05
780 - 799	20,384	8.47	$3,222,556,843	8.80
800 and above	120,660	50.12	$17,127,864,794	46.78
Total	240,728	100.00	$36,613,347,856	100.00

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 4 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	166,944	69.35	$24,345,387,667	66.49
Variable	73,784	30.65	$12,267,960,189	33.51
Total	240,728	100.00	$36,613,347,856	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	93,606	38.88	$16,853,448,677	46.03
Homeline Mortgage Segment	147,122	61.12	$19,759,899,179	53.97
Total	240,728	100.00	$36,613,347,856	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	25,341	10.53	$4,077,451,015	11.14
Owner Occupied	215,387	89.47	$32,535,896,841	88.86
Total	240,728	100.00	$36,613,347,856	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	78	0.03	$18,760,098	0.05
2.0000% - 2.4999%	36,169	15.02	$6,728,883,855	18.38
2.5000% - 2.9999%	78,952	32.80	$12,907,875,975	35.25
3.0000% - 3.4999%	45,337	18.83	$6,662,375,238	18.20
3.5000% - 3.9999%	53,708	22.31	$7,442,752,128	20.33
4.0000% - 4.4999%	20,344	8.45	$2,284,888,365	6.24
4.5000% - 4.9999%	2,016	0.84	$201,932,335	0.55
5.0000% - 5.4999%	1,474	0.61	$141,747,111	0.39
5.5000% - 5.9999%	1,481	0.62	$127,703,501	0.35
6.0000% - 6.4999%	1,135	0.47	$94,007,836	0.26
6.5000% - 6.9999%	26	0.01	$1,994,178	0.01
7.0000% and above	8	0.00	$427,234	0.00
Total	240,728	100.00	$36,613,347,856	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	33,634	13.97	$4,534,057,042	12.38
12.00 - 23.99	57,242	23.78	$8,391,015,146	22.92
24.00 - 35.99	82,348	34.21	$12,622,657,696	34.48
36.00 - 47.99	36,363	15.11	$5,751,373,051	15.71
48.00 - 59.99	28,616	11.89	$4,986,425,862	13.62
60.00 - 71.99	1,959	0.81	$257,910,999	0.70
72.00 - 83.99	395	0.16	$43,796,043	0.12
84.00 and above	171	0.07	$26,112,017	0.07
Total	240,728	100.00	$36,613,347,856	100.00

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 5 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	104,173	43.27	$5,378,308,775	14.69
100,000 - 149,999	42,882	17.81	$5,337,609,177	14.58
150,000 - 199,999	32,216	13.38	$5,596,302,754	15.28
200,000 - 249,999	21,567	8.96	$4,822,110,493	13.17
250,000 - 299,999	14,331	5.95	$3,914,519,385	10.69
300,000 - 349,999	8,787	3.65	$2,841,099,901	7.76
350,000 - 399,999	5,403	2.24	$2,017,287,648	5.51
400,000 - 449,999	3,381	1.40	$1,431,279,893	3.91
450,000 - 499,999	2,307	0.96	$1,092,214,265	2.98
500,000 - 549,999	1,417	0.59	$742,300,183	2.03
550,000 - 599,999	1,032	0.43	$591,190,697	1.61
600,000 - 649,999	691	0.29	$430,624,509	1.18
650,000 - 699,999	537	0.22	$361,494,867	0.99
700,000 - 749,999	367	0.15	$265,519,996	0.73
750,000 - 799,999	259	0.11	$200,275,772	0.55
800,000 - 849,999	196	0.08	$161,701,152	0.44
850,000 - 899,999	162	0.07	$141,695,845	0.39
900,000 - 949,999	169	0.07	$156,529,412	0.43
950,000 - 999,999	134	0.06	$130,296,303	0.36
1,000,000 and above	717	0.30	$1,000,986,828	2.73
Total	240,728	100.00	$36,613,347,856	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	27,306	11.34	$4,022,786,791	10.99
Detached	181,915	75.57	$27,762,956,820	75.83
Duplex	4,956	2.06	$729,823,407	1.99
Fourplex	1,260	0.52	$248,453,477	0.68
Other	1,047	0.43	$155,531,914	0.42
Row (Townhouse)	12,348	5.13	$1,884,913,682	5.15
Semi-detached	10,582	4.40	$1,591,641,582	4.35
Triplex	1,314	0.55	$217,240,183	0.59
Total	240,728	100.00	$36,613,347,856	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	10,493	5.25	$348,972,865	0.95
20.01 - 25.00	3,611	1.81	$248,204,386	0.68
25.01 - 30.00	4,020	2.01	$337,711,496	0.92
30.01 - 35.00	4,519	2.26	$449,347,420	1.23
35.01 - 40.00	5,581	2.79	$677,545,755	1.85
40.01 - 45.00	6,094	3.05	$809,977,418	2.21
45.01 - 50.00	8,185	4.10	$1,206,856,296	3.30
50.01 - 55.00	8,609	4.31	$1,435,946,791	3.92
55.01 - 60.00	11,096	5.55	$2,030,070,381	5.54
60.01 - 65.00	15,663	7.84	$3,326,427,223	9.09
65.01 - 70.00	14,531	7.27	$3,248,801,381	8.87
70.01 - 75.00	31,760	15.90	$5,971,054,654	16.31
75.01 - 80.00	75,502	37.79	$16,500,629,342	45.07
> 80.00 or Not Available*	142	0.07	$21,802,448	0.06
Total	199,806	100.00	$36,613,347,856	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	15,466	7.74	$614,703,699	1.68
20.01 - 25.00	6,122	3.06	$469,900,523	1.28
25.01 - 30.00	6,939	3.47	$647,699,409	1.77
30.01 - 35.00	7,807	3.91	$863,443,219	2.36
35.01 - 40.00	8,917	4.46	$1,152,049,400	3.15
40.01 - 45.00	9,958	4.98	$1,422,898,164	3.89
45.01 - 50.00	11,940	5.98	$1,901,879,229	5.19
50.01 - 55.00	13,199	6.61	$2,297,811,401	6.28
55.01 - 60.00	15,802	7.91	$3,051,369,210	8.33
60.01 - 65.00	18,031	9.02	$3,907,781,519	10.67
65.01 - 70.00	19,266	9.64	$4,371,768,476	11.94
70.01 - 75.00	27,832	13.93	$6,422,360,956	17.54
75.01 - 80.00	38,329	19.18	$9,454,161,193	25.82
> 80.00 or Not Available*	198	0.10	$35,521,458	0.10
Total	199,806	100.00	$36,613,347,856	100.00

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 6 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$68,580,362	$7,527	$0	$0	$68,587,889
	20.01 - 25.00	$53,988,054	$0	$0	$0	$53,988,054
	25.01 - 30.00	$76,273,840	$108,333	$0	$0	$76,382,173
	30.01 - 35.00	$105,231,419	$0	$0	$0	$105,231,419
	35.01 - 40.00	$167,030,590	$0	$0	$0	$167,030,590
	40.01 - 45.00	$180,575,837	$0	$0	$0	$180,575,837
	45.01 - 50.00	$240,448,966	$110,599	$86,706	$0	$240,646,271
	50.01 - 55.00	$323,918,058	$591,484	$135,575	$206,683	$324,851,799
	55.01 - 60.00	$403,853,816	$143,514	$0	$0	$403,997,330
	60.01 - 65.00	$497,356,790	$475,847	$0	$0	$497,832,637
	65.01 - 70.00	$600,382,328	$490,374	$510,051	$618,638	$602,001,391
	70.01 - 75.00	$938,162,251	$1,018,764	$0	$0	$939,181,015
	75.01 - 80.00	$1,386,930,660	$1,110,092	$0	$430,537	$1,388,471,289
	> 80.00 or Not Available*	$4,977,374	$0	$0	$0	$4,977,374
Total Alberta		$5,047,710,344	$4,056,534	$732,331	$1,255,859	$5,053,755,068

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$168,772,129	$110,362	$0	$33,074	$168,915,565
	20.01 - 25.00	$130,334,358	$46,596	$143,645	$0	$130,524,599
	25.01 - 30.00	$188,099,142	$0	$0	$0	$188,099,142
	30.01 - 35.00	$238,546,954	$0	$0	$0	$238,546,954
	35.01 - 40.00	$306,972,105	$0	$0	$0	$306,972,105
	40.01 - 45.00	$398,724,805	$0	$0	$0	$398,724,805
	45.01 - 50.00	$511,538,959	$117,851	$14,575	$0	$511,671,385
	50.01 - 55.00	$616,355,500	$581,025	$400,945	$0	$617,337,470
	55.01 - 60.00	$813,258,975	$753,265	$370,729	$132,027	$814,514,997
	60.01 - 65.00	$1,050,227,842	$1,760,936	$234,892	$0	$1,052,223,670
	65.01 - 70.00	$1,039,506,263	$1,306,733	$0	$277,319	$1,041,090,315
	70.01 - 75.00	$1,457,463,006	$1,340,678	$156,404	$592,867	$1,459,552,955
	75.01 - 80.00	$1,900,953,984	$2,769,721	$189,528	$482,516	$1,904,395,749
	> 80.00 or Not Available*	$6,506,771	$0	$0	$0	$6,506,771
Total British Columbia		$8,827,260,791	$8,787,168	$1,510,718	$1,517,803	$8,839,076,480

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$11,939,742	$0	$0	$0	$11,939,742
	20.01 - 25.00	$9,924,848	$0	$0	$0	$9,924,848
	25.01 - 30.00	$13,296,338	$106,590	$0	$0	$13,402,928
	30.01 - 35.00	$15,672,368	$0	$0	$0	$15,672,368
	35.01 - 40.00	$26,353,742	$0	$0	$0	$26,353,742
	40.01 - 45.00	$27,718,390	$155,521	$0	$0	$27,873,911
	45.01 - 50.00	$40,365,925	$56,869	$0	$0	$40,422,794
	50.01 - 55.00	$40,931,017	$0	$0	$0	$40,931,017
	55.01 - 60.00	$69,069,642	$0	$52,963	$0	$69,122,605
	60.01 - 65.00	$87,779,196	$526,659	$648,015	$0	$88,953,869
	65.01 - 70.00	$106,971,617	$37,317	$0	$0	$107,008,934
	70.01 - 75.00	$176,931,235	$116,507	$0	$0	$177,047,741
	75.01 - 80.00	$339,543,724	$614,018	$0	$152,899	$340,310,641
	> 80.00 or Not Available*	$1,041,671	$0	$0	$0	$1,041,671
Total Manitoba		$967,539,456	$1,613,481	$700,978	$152,899	$970,006,813

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 7 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$3,815,719	$0	$0	$0	$3,815,719
	20.01 - 25.00	$3,497,500	$0	$0	$0	$3,497,500
	25.01 - 30.00	$4,720,717	$0	$0	$0	$4,720,717
	30.01 - 35.00	$6,305,549	$0	$0	$0	$6,305,549
	35.01 - 40.00	$7,187,223	$0	$0	$0	$7,187,223
	40.01 - 45.00	$10,774,970	$66,335	$0	$0	$10,841,306
	45.01 - 50.00	$14,495,371	$0	$0	$0	$14,495,371
	50.01 - 55.00	$14,044,614	$0	$0	$0	$14,044,614
	55.01 - 60.00	$21,217,031	$0	$0	$49,786	$21,266,817
	60.01 - 65.00	$27,293,527	$67,174	$0	$0	$27,360,701
	65.01 - 70.00	$37,695,864	$0	$0	$0	$37,695,864
	70.01 - 75.00	$69,147,476	$73,643	$242,153	$155,046	$69,618,318
	75.01 - 80.00	$110,105,692	$484,620	$196,222	$0	$110,786,534
	> 80.00 or Not Available*	$725,188	$0	$0	$0	$725,188
Total New Brunswick		$331,026,440	$691,773	$438,375	$204,832	$332,361,420

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	$5,179,472	$0	$0	$0	$5,179,472
	20.01 - 25.00	$4,284,430	$16,552	$0	$0	$4,300,981
	25.01 - 30.00	$4,755,312	$0	$0	$0	$4,755,312
	30.01 - 35.00	$6,540,220	$0	$0	$0	$6,540,220
	35.01 - 40.00	$7,892,556	$0	$0	$0	$7,892,556
	40.01 - 45.00	$8,854,291	$0	$0	$0	$8,854,291
	45.01 - 50.00	$12,713,025	$0	$0	$0	$12,713,025
	50.01 - 55.00	$17,236,364	$0	$0	$0	$17,236,364
	55.01 - 60.00	$19,332,809	$0	$0	$0	$19,332,809
	60.01 - 65.00	$27,199,293	$0	$0	$0	$27,199,293
	65.01 - 70.00	$36,792,021	$0	$0	$0	$36,792,021
	70.01 - 75.00	$63,970,212	$46,402	$0	$0	$64,016,614
	75.01 - 80.00	$97,356,097	$0	$0	$0	$97,356,097
	> 80.00 or Not Available*	$0	$0	$176,129	$0	$176,129
Total Newfoundland		$312,106,102	$62,953	$176,129	$0	$312,345,184

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$126,293	$0	$0	$0	$126,293
Territories	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$29,990	$0	$0	$0	$29,990
	30.01 - 35.00	$20,610	$0	$0	$0	$20,610
	35.01 - 40.00	$361,963	$0	$0	$0	$361,963
	40.01 - 45.00	$627,114	$0	$0	$0	$627,114
	45.01 - 50.00	$982,894	$0	$0	$0	$982,894
	50.01 - 55.00	$1,690,231	$0	$0	$0	$1,690,231
	55.01 - 60.00	$834,859	$0	$0	$0	$834,859
	60.01 - 65.00	$1,538,200	$0	$0	$0	$1,538,200
	65.01 - 70.00	$829,899	$0	$0	$0	$829,899
	70.01 - 75.00	$2,430,792	$0	$0	$0	$2,430,792
	75.01 - 80.00	$2,822,240	$0	$0	$0	$2,822,240
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Northwest Territories		$12,295,086	$0	$0	$0	$12,295,086

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 8 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$11,149,772	$0	$0	$0	$11,149,772
	20.01 - 25.00	$8,132,233	$0	$0	$0	$8,132,233
	25.01 - 30.00	$12,041,099	$0	$0	$25,505	$12,066,604
	30.01 - 35.00	$12,396,939	$0	$0	$0	$12,396,939
	35.01 - 40.00	$23,128,701	$0	$0	$0	$23,128,701
	40.01 - 45.00	$23,597,483	$0	$32,253	$192,203	$23,821,938
	45.01 - 50.00	$33,606,686	$0	$0	$0	$33,606,686
	50.01 - 55.00	$40,171,166	$0	$0	$93,958	$40,265,124
	55.01 - 60.00	$48,179,665	$0	$0	$0	$48,179,665
	60.01 - 65.00	$68,848,401	$78,561	$0	$0	$68,926,962
	65.01 - 70.00	$85,779,097	$199,442	$0	$0	$85,978,539
	70.01 - 75.00	$126,060,575	$14,538	$0	$0	$126,075,113
	75.01 - 80.00	$212,128,352	$250,395	$158,058	$73,036	$212,609,840
	> 80.00 or Not Available*	$756,624	$0	$0	$0	$756,624
Total Nova Scotia		$705,976,793	$542,936	$190,311	$384,700	$707,094,740

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$142,811	$0	$0	$0	$142,811
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$96,469	$0	$0	$0	$96,469
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Nunavut		$239,280	$0	$0	$0	$239,280

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$246,667,619	$18,327	$6,962	$129,611	$246,822,519
	20.01 - 25.00	$193,571,435	$0	$0	$0	$193,571,435
	25.01 - 30.00	$263,762,746	$159,766	$86,632	$24,858	$264,034,002
	30.01 - 35.00	$358,783,673	$247,498	$0	$30,154	$359,061,325
	35.01 - 40.00	$447,943,189	$0	$369,027	$0	$448,312,216
	40.01 - 45.00	$575,391,660	$0	$0	$254,753	$575,646,413
	45.01 - 50.00	$796,667,964	$513,774	$74,160	$43,248	$797,299,147
	50.01 - 55.00	$919,919,936	$951,118	$347,523	$0	$921,218,576
	55.01 - 60.00	$1,263,950,293	$767,013	$441,684	$68,143	$1,265,227,133
	60.01 - 65.00	$1,616,820,527	$401,170	$2,558,304	$0	$1,619,780,001
	65.01 - 70.00	$1,872,178,211	$1,994,232	$368,263	$206,028	$1,874,746,734
	70.01 - 75.00	$2,697,159,924	$1,824,127	$510,997	$473,048	$2,699,968,096
	75.01 - 80.00	$3,957,946,858	$1,628,370	$776,813	$1,114,715	$3,961,466,755
	> 80.00 or Not Available*	$16,275,600	$295,102	$270,784	$0	$16,841,486
Total Ontario		$15,227,039,634	$8,800,498	$5,811,149	$2,344,557	$15,243,995,838

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 9 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$877,246	$0	$0	$0	$877,246
Island	20.01 - 25.00	$768,092	$0	$0	$0	$768,092
	25.01 - 30.00	$1,052,921	$0	$0	$0	$1,052,921
	30.01 - 35.00	$1,297,148	$0	$0	$0	$1,297,148
	35.01 - 40.00	$1,895,119	$0	$0	$0	$1,895,119
	40.01 - 45.00	$1,896,576	$0	$0	$0	$1,896,576
	45.01 - 50.00	$3,700,887	$0	$0	$0	$3,700,887
	50.01 - 55.00	$4,787,678	$0	$0	$0	$4,787,678
	55.01 - 60.00	$5,070,776	$0	$0	$0	$5,070,776
	60.01 - 65.00	$6,923,792	$0	$0	$0	$6,923,792
	65.01 - 70.00	$7,544,729	$0	$0	$0	$7,544,729
	70.01 - 75.00	$14,026,576	$0	$0	$0	$14,026,576
	75.01 - 80.00	$22,562,669	$0	$0	$0	$22,562,669
	> 80.00 or Not Available*	$159,646	$0	$0	$0	$159,646
Total Prince Edward Island		$72,563,855	$0	$0	$0	$72,563,855

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$87,535,590	$27,594	$0	$0	$87,563,185
	20.01 - 25.00	$59,361,537	$0	$0	$0	$59,361,537
	25.01 - 30.00	$72,974,613	$0	$0	$0	$72,974,613
	30.01 - 35.00	$103,979,832	$0	$0	$0	$103,979,832
	35.01 - 40.00	$140,350,747	$58,346	$0	$0	$140,409,093
	40.01 - 45.00	$166,616,108	$0	$151,735	$31,040	$166,798,883
	45.01 - 50.00	$211,672,865	$69,309	$0	$0	$211,742,174
	50.01 - 55.00	$268,714,629	$565,267	$162,193	$0	$269,442,089
	55.01 - 60.00	$341,888,851	$0	$0	$0	$341,888,851
	60.01 - 65.00	$429,471,016	$306,104	$0	$0	$429,777,119
	65.01 - 70.00	$468,649,556	$267,890	$0	$400,985	$469,318,431
	70.01 - 75.00	$682,077,595	$617,404	$132,361	$247,186	$683,074,545
	75.01 - 80.00	$1,058,240,143	$474,801	$70,889	$879,054	$1,059,664,888
	> 80.00 or Not Available*	$2,361,750	$0	$0	$378,248	$2,739,998
Total Quebec		$4,093,894,833	$2,386,715	$517,178	$1,936,513	$4,098,735,239

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$9,488,390	$0	$0	$0	$9,488,390
	20.01 - 25.00	$5,668,053	$0	$0	$0	$5,668,053
	25.01 - 30.00	$9,982,407	$0	$0	$0	$9,982,407
	30.01 - 35.00	$13,221,087	$0	$0	$0	$13,221,087
	35.01 - 40.00	$21,361,834	$0	$0	$0	$21,361,834
	40.01 - 45.00	$26,447,743	$0	$0	$0	$26,447,743
	45.01 - 50.00	$32,901,093	$0	$214,971	$0	$33,116,065
	50.01 - 55.00	$44,255,337	$26,314	$0	$0	$44,281,651
	55.01 - 60.00	$59,386,523	$0	$0	$0	$59,386,523
	60.01 - 65.00	$84,406,931	$0	$0	$0	$84,406,931
	65.01 - 70.00	$104,637,830	$0	$0	$0	$104,637,830
	70.01 - 75.00	$179,458,912	$108	$0	$158,605	$179,617,624
	75.01 - 80.00	$341,358,785	$0	$0	$0	$341,358,785
	> 80.00 or Not Available*	$1,596,569	$0	$0	$0	$1,596,569
Total Saskatchewan		$934,171,494	$26,422	$214,971	$158,605	$934,571,492

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 10 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$237,907	$0	$0	$0	$237,907
	20.01 - 25.00	$163,190	$0	$0	$0	$163,190
	25.01 - 30.00	$55,789	$0	$0	$0	$55,789
	30.01 - 35.00	$1,169,769	$0	$0	$0	$1,169,769
	35.01 - 40.00	$1,144,257	$0	$0	$0	$1,144,257
	40.01 - 45.00	$692,879	$0	$0	$0	$692,879
	45.01 - 50.00	$1,482,530	$0	$0	$0	$1,482,530
	50.01 - 55.00	$1,724,787	$0	$0	$0	$1,724,787
	55.01 - 60.00	$2,546,845	$0	$0	$0	$2,546,845
	60.01 - 65.00	$2,858,345	$0	$0	$0	$2,858,345
	65.01 - 70.00	$4,123,787	$0	$0	$0	$4,123,787
	70.01 - 75.00	$7,751,567	$0	$0	$0	$7,751,567
	75.01 - 80.00	$12,355,707	$0	$0	$0	$12,355,707
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Yukon		$36,307,360	$0	$0	$0	$36,307,360

Grand Total		$36,568,131,469	$26,968,479	$10,292,140	$7,955,768	$36,613,347,856

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.19	0.00	0.00	0.00	0.19
	20.01 - 25.00	0.15	0.00	0.00	0.00	0.15
	25.01 - 30.00	0.21	0.00	0.00	0.00	0.21
	30.01 - 35.00	0.29	0.00	0.00	0.00	0.29
	35.01 - 40.00	0.46	0.00	0.00	0.00	0.46
	40.01 - 45.00	0.49	0.00	0.00	0.00	0.49
	45.01 - 50.00	0.66	0.00	0.00	0.00	0.66
	50.01 - 55.00	0.88	0.00	0.00	0.00	0.89
	55.01 - 60.00	1.10	0.00	0.00	0.00	1.10
	60.01 - 65.00	1.36	0.00	0.00	0.00	1.36
	65.01 - 70.00	1.64	0.00	0.00	0.00	1.64
	70.01 - 75.00	2.56	0.00	0.00	0.00	2.57
	75.01 - 80.00	3.79	0.00	0.00	0.00	3.79
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Alberta		13.79	0.01	0.00	0.00	13.80

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	0.46	0.00	0.00	0.00	0.46
	20.01 - 25.00	0.36	0.00	0.00	0.00	0.36
	25.01 - 30.00	0.51	0.00	0.00	0.00	0.51
	30.01 - 35.00	0.65	0.00	0.00	0.00	0.65
	35.01 - 40.00	0.84	0.00	0.00	0.00	0.84
	40.01 - 45.00	1.09	0.00	0.00	0.00	1.09
	45.01 - 50.00	1.40	0.00	0.00	0.00	1.40
	50.01 - 55.00	1.68	0.00	0.00	0.00	1.69
	55.01 - 60.00	2.22	0.00	0.00	0.00	2.22
	60.01 - 65.00	2.87	0.00	0.00	0.00	2.87
	65.01 - 70.00	2.84	0.00	0.00	0.00	2.84
	70.01 - 75.00	3.98	0.00	0.00	0.00	3.99
	75.01 - 80.00	5.19	0.01	0.00	0.00	5.20
	> 80.00 or Not Available*	0.02	0.00	0.00	0.00	0.02
Total British Columbia		24.11	0.02	0.00	0.00	24.14

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 11 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.11
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.19	0.00	0.00	0.00	0.19
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.29	0.00	0.00	0.00	0.29
	70.01 - 75.00	0.48	0.00	0.00	0.00	0.48
	75.01 - 80.00	0.93	0.00	0.00	0.00	0.93
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.64	0.00	0.00	0.00	2.65

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.06	0.00	0.00	0.00	0.06
	60.01 - 65.00	0.07	0.00	0.00	0.00	0.07
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.19	0.00	0.00	0.00	0.19
	75.01 - 80.00	0.30	0.00	0.00	0.00	0.30
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.90	0.00	0.00	0.00	0.91

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.05	0.00	0.00	0.00	0.05
	55.01 - 60.00	0.05	0.00	0.00	0.00	0.05
	60.01 - 65.00	0.07	0.00	0.00	0.00	0.07
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.17	0.00	0.00	0.00	0.17
	75.01 - 80.00	0.27	0.00	0.00	0.00	0.27
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Newfoundland		0.85	0.00	0.00	0.00	0.85

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 12 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.03	0.00	0.00	0.00	0.03

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.03	0.00	0.00	0.00	0.03
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.06	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.13	0.00	0.00	0.00	0.13
	60.01 - 65.00	0.19	0.00	0.00	0.00	0.19
	65.01 - 70.00	0.23	0.00	0.00	0.00	0.23
	70.01 - 75.00	0.34	0.00	0.00	0.00	0.34
	75.01 - 80.00	0.58	0.00	0.00	0.00	0.58
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.93	0.00	0.00	0.00	1.93

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 13 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	0.67	0.00	0.00	0.00	0.67
	20.01 - 25.00	0.53	0.00	0.00	0.00	0.53
	25.01 - 30.00	0.72	0.00	0.00	0.00	0.72
	30.01 - 35.00	0.98	0.00	0.00	0.00	0.98
	35.01 - 40.00	1.22	0.00	0.00	0.00	1.22
	40.01 - 45.00	1.57	0.00	0.00	0.00	1.57
	45.01 - 50.00	2.18	0.00	0.00	0.00	2.18
	50.01 - 55.00	2.51	0.00	0.00	0.00	2.52
	55.01 - 60.00	3.45	0.00	0.00	0.00	3.46
	60.01 - 65.00	4.42	0.00	0.01	0.00	4.42
	65.01 - 70.00	5.11	0.01	0.00	0.00	5.12
	70.01 - 75.00	7.37	0.00	0.00	0.00	7.37
	75.01 - 80.00	10.81	0.00	0.00	0.00	10.82
	> 80.00 or Not Available*	0.04	0.00	0.00	0.00	0.05
Total Ontario		41.59	0.02	0.02	0.01	41.64

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.00	0.00	0.00	0.00	0.00
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.04	0.00	0.00	0.00	0.04
	75.01 - 80.00	0.06	0.00	0.00	0.00	0.06
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.20	0.00	0.00	0.00	0.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.24	0.00	0.00	0.00	0.24
	20.01 - 25.00	0.16	0.00	0.00	0.00	0.16
	25.01 - 30.00	0.20	0.00	0.00	0.00	0.20
	30.01 - 35.00	0.28	0.00	0.00	0.00	0.28
	35.01 - 40.00	0.38	0.00	0.00	0.00	0.38
	40.01 - 45.00	0.46	0.00	0.00	0.00	0.46
	45.01 - 50.00	0.58	0.00	0.00	0.00	0.58
	50.01 - 55.00	0.73	0.00	0.00	0.00	0.74
	55.01 - 60.00	0.93	0.00	0.00	0.00	0.93
	60.01 - 65.00	1.17	0.00	0.00	0.00	1.17
	65.01 - 70.00	1.28	0.00	0.00	0.00	1.28
	70.01 - 75.00	1.86	0.00	0.00	0.00	1.87
	75.01 - 80.00	2.89	0.00	0.00	0.00	2.89
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Quebec		11.18	0.01	0.00	0.01	11.19

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 14 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.12	0.00	0.00	0.00	0.12
	55.01 - 60.00	0.16	0.00	0.00	0.00	0.16
	60.01 - 65.00	0.23	0.00	0.00	0.00	0.23
	65.01 - 70.00	0.29	0.00	0.00	0.00	0.29
	70.01 - 75.00	0.49	0.00	0.00	0.00	0.49
	75.01 - 80.00	0.93	0.00	0.00	0.00	0.93
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.55	0.00	0.00	0.00	2.55

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.10	0.00	0.00	0.00	0.10

Grand Total		99.88	0.07	0.03	0.02	100.00

Cover Pool LTV - Drawn by Credit Bureau Score

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$1,685,335	0.00
	499 and below	$1,213,213	0.00
	500 - 539	$215,163	0.00
	540 - 559	$214,631	0.00
	560 - 579	$183,566	0.00
	580 - 599	$837,269	0.00
	600 - 619	$1,448,703	0.00
	620 - 639	$2,684,579	0.01
	640 - 659	$4,467,653	0.01
	660 - 679	$8,236,672	0.02
	680 - 699	$11,192,122	0.03
	700 - 719	$15,264,694	0.04
	720 - 739	$20,902,385	0.06
	740 - 759	$24,751,023	0.07
	760 - 779	$35,739,055	0.10
	780 - 799	$40,645,232	0.11
	800 and above	$445,022,405	1.22
Total		$614,703,699	1.68

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 15 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$483,629	0.00
	499 and below	$717,295	0.00
	500 - 539	$118,039	0.00
	540 - 559	$0	0.00
	560 - 579	$209,245	0.00
	580 - 599	$820,480	0.00
	600 - 619	$1,576,741	0.00
	620 - 639	$3,270,951	0.01
	640 - 659	$4,148,496	0.01
	660 - 679	$7,659,501	0.02
	680 - 699	$11,934,239	0.03
	700 - 719	$11,693,678	0.03
	720 - 739	$16,698,376	0.05
	740 - 759	$21,967,014	0.06
	760 - 779	$23,563,454	0.06
	780 - 799	$34,674,551	0.09
	800 and above	$330,364,834	0.90
Total		$469,900,523	1.28

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$956,178	0.00
	499 and below	$1,122,934	0.00
	500 - 539	$160,866	0.00
	540 - 559	$287,727	0.00
	560 - 579	$573,522	0.00
	580 - 599	$1,229,606	0.00
	600 - 619	$1,572,174	0.00
	620 - 639	$3,095,441	0.01
	640 - 659	$6,533,852	0.02
	660 - 679	$9,112,618	0.02
	680 - 699	$15,249,434	0.04
	700 - 719	$17,843,543	0.05
	720 - 739	$29,172,745	0.08
	740 - 759	$33,434,433	0.09
	760 - 779	$39,205,708	0.11
	780 - 799	$46,696,318	0.13
	800 and above	$441,452,311	1.21
Total		$647,699,409	1.77

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$1,084,199	0.00
	499 and below	$1,180,771	0.00
	500 - 539	$252,639	0.00
	540 - 559	$255,030	0.00
	560 - 579	$849,932	0.00
	580 - 599	$942,930	0.00
	600 - 619	$1,876,762	0.01
	620 - 639	$5,209,652	0.01
	640 - 659	$10,350,243	0.03
	660 - 679	$14,207,205	0.04
	680 - 699	$24,002,622	0.07
	700 - 719	$26,954,859	0.07
	720 - 739	$36,160,139	0.10
	740 - 759	$38,465,331	0.11
	760 - 779	$52,255,766	0.14
	780 - 799	$69,876,986	0.19
	800 and above	$579,518,154	1.58
Total		$863,443,219	2.36

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 16 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$2,112,401	0.01
	499 and below	$2,407,046	0.01
	500 - 539	$405,811	0.00
	540 - 559	$313,742	0.00
	560 - 579	$793,067	0.00
	580 - 599	$2,229,762	0.01
	600 - 619	$4,878,739	0.01
	620 - 639	$8,178,618	0.02
	640 - 659	$13,168,627	0.04
	660 - 679	$18,901,216	0.05
	680 - 699	$39,189,067	0.11
	700 - 719	$47,656,695	0.13
	720 - 739	$52,379,607	0.14
	740 - 759	$61,873,599	0.17
	760 - 779	$68,563,016	0.19
	780 - 799	$88,564,244	0.24
	800 and above	$740,434,144	2.02
Total		$1,152,049,400	3.15

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$1,619,597	0.00
	499 and below	$2,507,904	0.01
	500 - 539	$1,367,828	0.00
	540 - 559	$1,080,630	0.00
	560 - 579	$1,217,752	0.00
	580 - 599	$1,842,447	0.01
	600 - 619	$5,684,901	0.02
	620 - 639	$9,984,325	0.03
	640 - 659	$19,288,297	0.05
	660 - 679	$30,165,075	0.08
	680 - 699	$42,446,272	0.12
	700 - 719	$55,633,312	0.15
	720 - 739	$65,356,581	0.18
	740 - 759	$83,224,194	0.23
	760 - 779	$83,480,848	0.23
	780 - 799	$112,096,319	0.31
	800 and above	$905,901,883	2.47
Total		$1,422,898,164	3.89

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$3,546,102	0.01
	499 and below	$2,204,576	0.01
	500 - 539	$2,543,186	0.01
	540 - 559	$1,696,339	0.00
	560 - 579	$2,106,171	0.01
	580 - 599	$5,215,985	0.01
	600 - 619	$8,041,920	0.02
	620 - 639	$16,600,322	0.05
	640 - 659	$26,916,070	0.07
	660 - 679	$42,756,481	0.12
	680 - 699	$64,502,452	0.18
	700 - 719	$75,174,670	0.21
	720 - 739	$101,883,682	0.28
	740 - 759	$118,769,497	0.32
	760 - 779	$142,445,056	0.39
	780 - 799	$153,591,652	0.42
	800 and above	$1,133,885,069	3.10
Total		$1,901,879,229	5.19

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 17 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$1,431,455	0.00
	499 and below	$2,729,908	0.01
	500 - 539	$695,627	0.00
	540 - 559	$2,725,516	0.01
	560 - 579	$2,315,439	0.01
	580 - 599	$6,099,110	0.02
	600 - 619	$13,552,577	0.04
	620 - 639	$24,500,116	0.07
	640 - 659	$36,585,875	0.10
	660 - 679	$54,842,154	0.15
	680 - 699	$82,805,848	0.23
	700 - 719	$103,651,163	0.28
	720 - 739	$122,951,306	0.34
	740 - 759	$132,450,182	0.36
	760 - 779	$158,007,788	0.43
	780 - 799	$208,747,750	0.57
	800 and above	$1,343,719,587	3.67
Total		$2,297,811,401	6.28

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$1,771,504	0.00
	499 and below	$3,058,354	0.01
	500 - 539	$1,199,686	0.00
	540 - 559	$3,201,363	0.01
	560 - 579	$8,131,596	0.02
	580 - 599	$7,003,659	0.02
	600 - 619	$19,883,522	0.05
	620 - 639	$35,467,442	0.10
	640 - 659	$58,566,795	0.16
	660 - 679	$84,323,237	0.23
	680 - 699	$124,537,117	0.34
	700 - 719	$147,707,432	0.40
	720 - 739	$185,069,754	0.51
	740 - 759	$210,111,479	0.57
	760 - 779	$223,503,985	0.61
	780 - 799	$270,351,783	0.74
	800 and above	$1,667,480,502	4.55
Total		$3,051,369,210	8.33

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$2,708,584	0.01
	499 and below	$6,648,285	0.02
	500 - 539	$5,975,414	0.02
	540 - 559	$6,400,571	0.02
	560 - 579	$8,896,271	0.02
	580 - 599	$12,499,758	0.03
	600 - 619	$32,614,777	0.09
	620 - 639	$54,521,391	0.15
	640 - 659	$83,258,460	0.23
	660 - 679	$126,846,836	0.35
	680 - 699	$194,775,883	0.53
	700 - 719	$229,704,686	0.63
	720 - 739	$255,543,102	0.70
	740 - 759	$304,602,038	0.83
	760 - 779	$327,940,173	0.90
	780 - 799	$363,375,328	0.99
	800 and above	$1,891,469,963	5.17
Total		$3,907,781,519	10.67

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 18 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$1,756,537	0.00
	499 and below	$3,403,782	0.01
	500 - 539	$3,571,428	0.01
	540 - 559	$4,589,924	0.01
	560 - 579	$7,311,905	0.02
	580 - 599	$19,629,834	0.05
	600 - 619	$29,230,084	0.08
	620 - 639	$57,937,905	0.16
	640 - 659	$103,918,483	0.28
	660 - 679	$154,909,358	0.42
	680 - 699	$216,562,343	0.59
	700 - 719	$263,470,400	0.72
	720 - 739	$296,423,988	0.81
	740 - 759	$315,395,187	0.86
	760 - 779	$368,018,688	1.01
	780 - 799	$392,744,159	1.07
	800 and above	$2,132,894,471	5.83
Total		$4,371,768,476	11.94

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$2,915,918	0.01
	499 and below	$5,698,767	0.02
	500 - 539	$5,691,639	0.02
	540 - 559	$9,310,292	0.03
	560 - 579	$14,045,151	0.04
	580 - 599	$26,460,362	0.07
	600 - 619	$56,659,379	0.15
	620 - 639	$110,276,831	0.30
	640 - 659	$186,050,769	0.51
	660 - 679	$274,136,528	0.75
	680 - 699	$380,765,922	1.04
	700 - 719	$436,220,421	1.19
	720 - 739	$488,487,629	1.33
	740 - 759	$519,105,632	1.42
	760 - 779	$574,641,790	1.57
	780 - 799	$593,121,127	1.62
	800 and above	$2,738,772,800	7.48
Total		$6,422,360,956	17.54

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$2,189,375	0.01
	499 and below	$7,410,052	0.02
	500 - 539	$17,078,400	0.05
	540 - 559	$21,014,643	0.06
	560 - 579	$36,922,090	0.10
	580 - 599	$68,179,033	0.19
	600 - 619	$132,892,977	0.36
	620 - 639	$236,347,346	0.65
	640 - 659	$429,866,164	1.17
	660 - 679	$591,015,646	1.61
	680 - 699	$774,760,468	2.12
	700 - 719	$861,931,055	2.35
	720 - 739	$925,114,439	2.53
	740 - 759	$882,704,064	2.41
	760 - 779	$849,863,107	2.32
	780 - 799	$846,360,977	2.31
	800 and above	$2,770,511,357	7.57
Total		$9,454,161,193	25.82

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 19 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/29/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
>80.00 or Not	Score Unavailable	$0	0.00
Available*	499 and below	$0	0.00
	500 - 539	$741,172	0.00
	540 - 559	$290,648	0.00
	560 - 579	$550,155	0.00
	580 - 599	$974,938	0.00
	600 - 619	$2,166,279	0.01
	620 - 639	$2,876,565	0.01
	640 - 659	$1,824,287	0.00
	660 - 679	$1,971,417	0.01
	680 - 699	$5,386,570	0.01
	700 - 719	$3,368,664	0.01
	720 - 739	$2,612,652	0.01
	740 - 759	$2,718,946	0.01
	760 - 779	$1,891,432	0.01
	780 - 799	$1,710,418	0.00
	800 and above	$6,437,314	0.02
Total		$35,521,458	0.10

Grand Total		$36,613,347,856	100.00

* A mortgage for which no current appraisal value is available as at the Calculation Date is classified as "Not Available" and reported within the ">80.00 or Not Available" Current LTV category.

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2013	Page 20 of 20